Income Taxes Recognized During Period (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Reconciliation of Provision of Income Taxes [Line Items]
Provision for income taxes before restructuring and other non-recurring items	$ 2,889	$ (202)	$ 9,129	$ 5,559
Tax impact of restructuring and other non-recurring items		(686)	(705)	(1,230)
Provision for income taxes after restructuring and other non-recurring items	$ 2,889	$ (888)	$ 8,424	$ 4,329